Investment Objectives and Goals	Feb. 27, 2025
Invesco Advantage International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco EQV Asia Pacific Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital.
Invesco EQV European Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital.
Invesco EQV International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund's investment objective is long-term growth of capital.
Invesco Global Focus Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco Global Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco International Small-Mid Company Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.
Invesco MSCI World SRI Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.
Invesco Oppenheimer International Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.